NOTES PAYABLE QUARTERLY	3 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

HCIC Seller Carryback Notes

Beginning on September 17, 2009, the Company began acquiring shares in the HCIC and related land from HCIC shareholders.  As part of these transactions, many of the sellers financed the acquisitions by accepting notes payable from the Company and HCIC.  As of December 31, 2011 and June 30, 2012, these loans totaled $7,362,000. The notes carry interest at 6% per annum, interest payable monthly, the principal amounts due at various dates from February 1, 2013 through September 30, 2015, and are collateralized by the HCIC shares and land.   As of June 30, 2012, due to a maturity on the seller financed notes being within 12 months, $6,762,000 of the $7,362,000 is classified as a current portion of long-term debt.

As of June 30, 2012, of the $7,362,000 in seller carry back notes, $2,114,000 provides the holders the right to convert some or all of debt into the Company’s common stock at $1/share to $1.25/share.  Each of the holders of such conversion rights can convert anytime until the related note is paid.

During the year ended December 31, 2011, the Company exchanged $1,575,000 in HCIC debt into 722,222 shares of the Company’s common stock, a cash payment of $37,500, and $37,500 in an unsecured note, which note was paid in 2012.  The fair market value of the consideration paid by the Company to induce the exchange exceeded the face amount of the debt by $272,000.  An expense due to loss on extinguishment of note payable of $272,000 was recognized due to the difference between the stock price conversion and the fair market value of the Company’s common stock.

During the year ended December 31, 2011, the Company offered holders of HCIC notes the option of an early payoff in exchange for a discount on the face amount of the note.  A total of $189,000 of notes was retired early and a gain on forgiveness of the HCIC notes of $84,000 was recognized and is netted against the loss on extinguishment of note payables mentioned above in the statement of operations.

Orlando Note

On January 28, 2011, the Company purchased water storage rights and direct flow water diversion rights from the Orlando Reservoir No. 2 Company, LLC (the “Orlando”) for $3,100,000, which consisted of a cash payment of $100,000 and a Company note payable to the seller in the amount of $3,000,000.

However, in July 2011, the Company substantially restructured the transaction resulting in the Company acquiring the Orlando for (i) 650,000 shares of the Company’s common stock, (ii) a $1,412,500 cash payment, and (iii) a seller carryback note of $187,500 at 7% per annum with principal and interest due on January 28, 2014.  For purposes of the transaction, the Company shares were valued at $1,557,000.  Upon the completion of the Orlando purchase, the Company engaged a water research firm to perform a valuation of the Orlando.  The valuation report (which took into account the rehabilitation project then nearing completion) was issued on January 16, 2012 with an approximate value of $5,195,000.

Series A & B Notes

In February 2011 the Company closed a $2,000,000 Series A convertible debt offering to finance the land, water rights, improvements, and farm equipment for F-1.  The debt pays interest at 6% per annum to maturity on March 31, 2014 plus one-third of the F-1 crop profit.  The crop profit participation will be recognized as an interest expense upon the sale of the F-1 crop.   Holders of the debt have the right to convert its principal into Company common stock at $2.50/share.  Because conversion at $2.50/share would be accretive to the Company, no additional beneficial interest has been recorded in favor of the debt.

As noted above, one-third of crop profit will be recognized as an interest expense upon the sale of the crop. The crop profit is defined as crop revenue less the direct cost of growing and cultivating the crop.  Direct costs includes all cost to prepare for planting, planting, caring for the crops planted, harvesting and delivering the crop to market. Further, the crop profit is only from the 500 acres of farmland that secures the Series A debt.

In August 2011, the Company closed a $5,332,000 Series B convertible debt offering to finance the land, water rights, and improvements for F-2.  The debt pays interest at 6% per annum to maturity on June 30, 2014 plus 10% of the net crop revenue from land owned by F-2.  The crop profit participation will be recognized as an interest expense upon the sale of the F-2 crop.   Net-crop revenue is defined as the gross selling price of the crops less basis.  Basis is the difference between the futures price for a commodity and the local cash price offered by grain buyers.  It reflects the cost of marketing grain from one point of sale to another point of sale.  The net-crop revenue is paid on crop that are produced on the farmland that secures the Series B debt, approximately 1,200 acres.

Holders of the Series B debt also have the right to convert its principal into Company common stock at $2.50/share.

The conversion option on the Series A and Series B Notes cannot be separated from their respective notes.  However, in conjunction with the Series B Notes, the Company issued 2,132,800 warrants to purchase the Company common stock at $2.50/share through December 31, 2012.  Further, in connection with the placement of the Series A and Series B Notes, the Company also issued 171,000 warrants to purchase the Company’s common stock at $2.50/share to three broker-dealers; those warrants have an expiration of September 30, 2014.  The fair value of the warrants issued was computed at $1,675,000 for the debt holder warrants. This amount was recorded as a discount on the note and is accreted over the life of the note to interest expense utilizing the effective-interest method.  There is an additional $149,000 for the broker dealer warrants, which warrants were issued as partial compensation for the successful completion of the Series B placement.  These warrants are amortized over the life of the warrants and recognized as interest expense.

For the year ended December 31, 2011, the Company also recorded a beneficial conversion amount with Series B.  After accounting for the fair value of the warrants at $0.7854/share, the adjusted and effective Series B conversion rate is $1.7146/share.  Taking into account the various closing dates of the Series B and the respective stock price of our common stock at each closing, the value of the beneficial conversion feature is $1,490,000.  This amount was recorded as a discount on the note and is accreted over the life of the note to interest expense utilizing the effective-interest method.  The Company estimated the effective interest rate to be 46% per annum.

Below is a summary of Series B discount and accretion:

	Beginning balance	2011 discount accretion	6 months 2012 accretion	Net
Face	$5,332,000			$5,332,000
Warrant fair value	(1,675,000)	245,000	424,000	(2,496,000)
Beneficial conversion	(1,490,000)
Net	$2,167,000	245,000	424,000	$2,836,000

During the quarter ended June 30, 2012, the Company closed a short-term bridge financing (the “Bridge Loan”) in the total amount of $3,994,000.  The Company’s CEO participated as a lender in the Bridge Loan in the amount of $994,000.  The Bridge Loan pays monthly interest at 12% per annum and is due on October 31, 2012.  The Bridge Loan holders also received one share of the Company’s stock for each $10 of Bridge Loan participation. Participants in the Bridge Loan have the option of converting the principal into the Company’s common stock at the price offered in a take-out equity financing which the Company plans to complete.   In conjunction with the closing of the Bridge Loan, the Company issued 400,000 shares of its common stock to the Bridge Loan holders.  The fair value of the shares issued was determined to be $655,000, which is recorded as a debt discount being amortized on a straight-line basis over the term of the related Bridge Loan.

First National Bank of Pueblo (FNB) – Dionisio Purchase

The cost of the Dionisio land/water acquisition was $1,500,000, of which $900,000 was financed by FNB and $600,000 was paid in cash.  The purchase price has been allocated to land for $513,000; building for $35,000, and $952,000 to water rights representing the purchase of the Bessemer Ditch Company (“BIDC”) shares.  The Company has agreed to purchase facilities, equipment and the produce business which is integrated with Dionisio Farms for an additional $1,500,000.

The terms of the FNB loan is at 1% above the base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks known as the Wall Street Journal Prime Rate (3.25% as of June 30, 2012), subject to a minimum of 6% per annum.   The FNB loan is secured by the Dionisio assets which include 146 shares of the BIDC.  There are five annual payments of $76,000 due each December 15 commencing December 15, 2012.  A balloon payment of all accrued interest and outstanding principal is due June 15, 2017.

Below is a summary of the Company’s debt:

Note	June 30, 2012 principal balance	June 30, 2012 accrued interest	Interest rate	Security
HCIC seller carry back	$7,362,400	$-	6%	Shares in the HCIC
Orlando purchase	187,500	10,500	7%	188 acres of land
Convertible debt Series A	2,000,000	50,000	6%	F-1 assets
Convertible debt Series B	5,332,000	159,500	6%	F-2 assets
Bridge Loan	3,994,000	-	12%	Unsecured
CWCB	1,114,000	6,000	2.5%	Certain Orlando and Farmland assets
FNB - Dionisio Farm	900,000	2,000	(1)	Dionisio farmland and 146.4 shares of BIDC, well permits
Equipment loans	138,700	700	5 - 8%	Specific equipment
Total	21,028,600	$228,700
Less: Current portion	(10,794,600)
Net long term due before discounts	10,234,000
Less: Discount on Series B	(2,496,500)
Less: Discount on Bridge Loan	(331,700)
Long Term portion	$7,405,800
Notes:
(1) Prime rate + 1%, but not less than 6%.